UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

COMMON STOCKS - 82.0%	Shares	Value
Apparel Manufacturing - 2.8%
VF Corporation	12,150	$875,164
Beverage and Tobacco Product Manufacturing - 3.5%
Loews Corporation	30,000	1,073,100
Broadcasting (except Internet) - 3.1%
Comcast Corporation - Class A	60,400	956,132
Chemical Manufacturing - 7.2%
Allergan, Inc.	16,950	974,625
Amgen, Inc. (a)	11,300	660,824
Pfizer, Inc.	31,595	589,563
		2,225,012
Computer and Electronic Product Manufacturing - 9.2%
Cynosure Inc. (a)	43,800	444,132
Dell, Inc. (a)	18,000	232,200
EMC Corporation (a)	30,000	500,100
SanDisk Corporation (a)	37,000	940,540
Spectrum Control, Inc. (a)	27,399	282,758
Texas Instruments, Inc.	20,000	450,000
		2,849,730
Credit Intermediation and Related Activities - 6.5%
Bank Of New York Mellon Corporation	16,300	474,167
F.N.B. Corporation	48,700	345,283
PNC Financial Services Group, Inc.	21,500	1,191,745
		2,011,195
Insurance Carriers and Related Activities - 4.1%
Arthur J. Gallagher & Company	30,000	676,500
Erie Indemnity Company - Class A	15,300	596,700
		1,273,200
Machinery Manufacturing - 8.2%
General Electric Company	45,400	730,032
Ingersoll-Rand PLC	25,000	811,500
Joy Global, Inc.	21,750	994,845
		2,536,377
Miscellaneous Manufacturing - 3.2%
Medtronic, Inc.	22,900	982,181
Oil and Gas Extraction - 1.0%
El Paso Corporation	30,000	304,500
Paper Manufacturing - 2.1%
Kimberly-Clark Corp.	10,750	638,442
Petroleum and Coal Products Manufacturing - 1.1%
BP PLC - ADR	6,100	342,332
Primary Metal Manufacturing - 1.7%
Alcoa, Inc.	7,000	89,110
Matthews International Corporation - Class A	13,000	440,050
		529,160
Publishing Industries (except Internet) - 7.3%
CA, Inc.	40,000	881,600
Microsoft Corporation	40,600	1,144,108
Opnet Technologies, Inc.	20,000	235,000
		2,260,708
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.4%
The Charles Schwab Corporation	40,000	731,600
Support Activities for Mining - 0.8%
Hercules Offshore, Inc. (a)	59,100	230,490
Telecommunications - 11.9%
AT&T, Inc.	55,000	1,394,800
Consolidated Communications Holdings, Inc.	33,185	568,459
Telefonos de Mexico SAB de CV - ADR	20,000	323,000
Telmex Internacional SAB de CV - ADR	20,000	353,200
Verizon Communications, Inc.	32,200	947,324
Windstream Corporation	10,339	106,595
		3,693,378
Transportation Equipment Manufacturing - 5.9%
The Boeing Company	15,200	921,120
Honeywell International, Inc.	23,650	913,836
		1,834,956
TOTAL COMMON STOCKS (Cost $25,700,837)		25,347,657

EXCHANGE TRADED FUND - 4.7%
iShares iBoxx Investment Grade Corporate Bond Fund	8,300	875,235
iShares MSCI Japan Index Fund	60,000	590,400
TOTAL EXCHANGE TRADED FUNDS (Cost $1,542,549)		1,465,635

SHORT TERM INVESTMENTS - 13.6%
AIM Liquid Assets Portfolio - Institutional Class, 0.07% (b)	1,206,933	1,206,933

	Principal
	Amount
U. S. Treasury Bill - 9.7%
0.08%, 07/01/2010 (c)	$ 3,000,000	2,998,851
TOTAL SHORT TERM INVESTMENTS (Cost $4,205,916)		4,205,784

Total Investments (Cost $31,449,302) - 100.3%		31,019,076
Liabilities in Excess of Other Assets - (0.3)%		(84,178)
TOTAL NET ASSETS - 100.0%		$30,934,898

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of January 31, 2010.
(c)	Rate shown is the effective yield based on the purchase price. The calculation assumes that the security is held to maturity.

Summary of Fair Value Exposure at January 31, 2010

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair vlaue. These standards require additional disclosures about the various inputs and valuatio techniques used to develop the measurementws of fair value and a discussion in changes in valuation techniques and realted inputs druing the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Common Stocks	$ 25,347,657	$ 25,347,657	$ -	$ -
Exchange Traded Funds	1,465,635	1,465,635
Short-Term Investments
Money Market Funds	1,206,933	1,206,933	-	-
U.S. Treasury Bill	2,998,851	-	2,998,851	-
Total Short Term Investments	4,205,784	1,206,933	2,998,851	-

Total Investment in Securities	$ 31,019,076	$ 28,020,225	$ 2,998,851	$ -
* For detailed industry description, see the Schedule of Investments.
The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows**:

Cost of investments		$ 31,449,302
Gross unrealized appreciation		3,312,366
Gross unrealized depreciation		(3,742,592)
Net unrealized depreciation		$ (430,226)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Fort Pitt Capital Funds

By (Signature and Title)              /s/Douglas W. Kreps
Douglas W. Kreps, President

Date         3/15/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/Douglas W. Kreps
Douglas W. Kreps, President

Date          3/15/10

By (Signature and Title)*            /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date         3/15/10

* Print the name and title of each signing officer under his or her signature.